Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2015 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom 2015 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 650
3 Years	810
5 Years	983
10 Years	1,486
Fidelity Advisor Freedom 2015 Fund - Class C
Expense Example, No Redemption:
1 Year	156
3 Years	483
5 Years	834
10 Years	1,621
Fidelity Advisor Freedom 2015 Fund - Class M
Expense Example, No Redemption:
1 Year	451
3 Years	666
5 Years	899
10 Years	1,565
Fidelity Advisor Freedom 2015 Fund - Class I
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	665
Fidelity Advisor Freedom 2015 Fund - Class Z
Expense Example, No Redemption:
1 Year	47
3 Years	148
5 Years	258
10 Years	$ 579